ACCRUED EXPENSES AND OTHER LIABILITIES - Components of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Payroll and related expenses	$ 196,940	$ 200,820
Accrued expenses	157,857	162,953
Government authorities	235,469	162,306
Other	2,843	2,581
Accrued expenses and other liabilities	$ 593,109	$ 528,660